Guarantees, commitments, pledged assets and contingencies - Uses of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 751,084	$ 734,252
Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	751,084	734,252
Securities borrowing and lending [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	198,887	168,681
Obligations related to securities sold short [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	46,088	46,260
Obligations related to securities loaned or sold under repurchase agreements [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	305,788	331,784
Securitization [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	39,769	38,686
Covered bonds [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	71,307	69,802
Derivative transactions [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	50,100	40,352
Foreign governments and central banks [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	8,469	9,111
Clearing systems, payment systems and depositories [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	11,261	10,709
Other [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 19,415	$ 18,867